PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		$ 38,736		$ 38,980		$ 35,399
Changes in provisions
Increase in existing provisions		1,662		1,330		5,364
Increase through business combinations				2,106
Used provisions		(887)		(1,578)		(1,037)
Increase (decrease) in foreign currency exchange		(5,262)		(1,493)		(609)
Other Increases (Decreases)		48		(609)		(137)
Total Changes		(4,439)		(244)		3,581
Closing balance		34,297		38,736		38,980
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		13,172	[1],[2]	15,123	[2],[3]	11,400	[3]
Changes in provisions
Increase in existing provisions		1,660	[1]	1,314	[2]	5,363	[3]
Increase through business combinations	[2]			0
Used provisions		(887)	[1]	(1,578)	[2]	(998)	[3]
Increase (decrease) in foreign currency exchange		(5,262)	[1]	(1,493)	[2]	(609)	[3]
Other Increases (Decreases)		2,114	[1]	(194)	[2]	(33)	[3]
Total Changes		(2,375)	[1]	(1,951)	[2]	3,723	[3]
Closing balance		10,797	[1]	13,172	[1],[2]	15,123	[2],[3]
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		25,564	[4],[5]	23,857	[4],[6]	23,999	[6]
Changes in provisions
Increase in existing provisions		2	[5]	16	[4]	1	[6]
Increase through business combinations	[4]			2,106
Used provisions		0	[5]	0	[4]	(39)	[6]
Increase (decrease) in foreign currency exchange		0	[5]	0	[4]	0	[6]
Other Increases (Decreases)		(2,066)	[5]	(415)	[4]	(104)	[6]
Total Changes		(2,064)	[5]	1,707	[4]	(142)	[6]
Closing balance		$ 23,500	[5]	$ 25,564	[4],[5]	$ 23,857	[4],[6]

[1]	The increase in legal claims is composed mainly of ThU.S.$886 and ThU.S.$776 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
[2]	The increase in legal claims is composed mainly of ThU.S.$908 and ThU.S.$375 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
[3]	The increase in legal claims is composed mainly of ThU.S.$ 863 and ThU.S.$ 2,255 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits, and ThU.S.$1,490 from Arauco Argentina in connection of fees in lawsuits.
[4]	The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay). The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.
[5]	The decrease in Other Increases (Decreases) in Other provisions is due to legal claims from Arauco Industrias de Paineis which were classified as Other provisions in 2017 and were included as Litigations in December 2018
[6]	The change in Other Increases (Decreases) in Other provisions is due to a reverse of the ThU.S.$ 100 corresponding to Arauco Argentina.